Schedule of share capital (Details) - SGD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
10,864,802 (December 31, 2024: 8,152,574) ordinary shares	$ 7,233	$ 5,462	$ 4,559
100,000,000 (December 31, 2024: 100,000,000) ordinary shares	$ 67,018	$ 67,018
Authorized shares	100,000,000	100,000,000